INCOME TAX CREDIT (Schedule of Loss Profit Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ (6,633)	$ (29,997)	$ (23,183)
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	296	(20,318)	(9,590)
Other regions [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	3,304	4,760	4,809
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Loss profit before taxes	$ (10,233)	$ (14,439)	$ (18,402)